Note 10 - Income Taxes	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Income Tax Disclosure [Text Block]
10.

Income Taxes

At
December 31, 2020,
we have a consolidated federal net operating loss (“NOL”) carryforward of approximately
$61.8
million available to offset against future taxable income of which approximately
$53.6
million expires in varying amounts in
2021
through
2037.
Additionally, we have approximately
$1.2
million in research and development (“R&D”) tax credits that expire in
2022
through
2040
unless utilized earlier.
No
income taxes have been paid to date. Section
382
of the Internal Revenue Code contains provisions that
may
limit our utilization of our NOL and R&D tax credit carryforwards in any given year as a result of significant changes in ownership interests that have occurred in past periods or may
occur in future periods.

Deferred income taxes reflect the net effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of our deferred tax assets and liabilities included the following at
December 31, 2020
and
2019:

	2020	2019
Deferred tax assets:
Net operating loss carryforward	$14,737,240	$15,328,336
Research and development tax credit carryforward	1,189,110	1,122,536
Stock-based compensation expense	4,870	1,877,284
Accrued salaries and directors' fees	72,721	450,503
Depreciation	-	8,571
Total deferred tax assets	16,003,941	18,787,230
Deferred tax liabilities
Depreciation	28,274	-
Net deferred tax assets	15,975,667	18,787,230
Valuation allowance	(15,975,667)	(18,787,230)
Net deferred tax asset after reduction for valuation allowance	$-0-	$-0-

We have established a full valuation allowance equal to the amount of our net deferred tax assets due to uncertainties with respect to our ability to generate sufficient taxable income to realize these assets in the future. A reconciliation of the income tax benefit on losses at the U.S. federal statutory rate to the reported income tax expense is as follows:

	2020	2019
U.S. federal statutory rate applied to pretax loss	$(621,194)	$(497,833)
Permanent differences	65	278
Research and development credits	(66,574)	(47,053)
Change in valuation allowance, net of expired items and other adjustments	687,703	544,308
Reported income tax expense	$-0-	$-0-